CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
CONDENSED BALANCE SHEETS [Abstract]
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	24,946,739	11,631,400
Common stock, shares outstanding	24,946,739	11,631,400
Preferred stock, par value per share	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0